UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549


                                    FORM 13F


                               FORM 13F COVER PAGE

        Report for the Calendar Year or Quarter Ended: March 31, 2008

Check here if Amendment |_|; Amendment Number: _____
   This Amendment (Check only one.):  |_| is a restatement.
                                      |_| adds new holdings entries.


Institutional Investment Manager Filing this Report:

   Name:                  Seger-Elvekrog Inc.

   Address:               33 Bloomfield Hills Parkway, Suite 270
                          Bloomfield Hills, MI  48304

   Form 13F File Number:  028-13006


The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

   Name:                  Scott D. Horsburgh

   Title:                 President

   Phone:                 248-642-3100

   Signature, Place, and Date of Signing:

     /s/ Scott D. Horsburgh      Bloomfield Hills, MI        05/14/08
     ----------------------      --------------------        --------
     (Signature)                 (City, State)               (Date)


Report Type (Check only one):

|X| 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

|_| 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

|_| 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                                   FORM 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:                       0

Form 13F Information Table Entry Total:                 75

Form 13F Information Value Total (thousands):     $193,657


List of Other Included Managers: NONE

Form 13F-HR Information Table

                                    Title of               VALUE    SHRS OR  SH/  PUT/  INVESTMENT   OTHER      VOTING AUTHORITY
Name of Issuer                        Class      CUSIP    (x$1000)  PRN AMT  PRN  CALL  DISCRETION  MANAGERS  SOLE   SHARED   NONE
--------------                        -----      -----    --------  -------  ---  ----  ----------  --------  ----   ------   ----
Abbott Laboratories                 COM         002824100     668    12118    SH           SOLE               0       0       12118
Affiliated Computer Svcs.           CL A        008190100    9802   195600    SH           SOLE               0       0      195600
AFLAC Inc.                          COM         001055102     284     4369    SH           SOLE               0       0        4369
Altria Group Inc.                   COM         02209S103     216     9750    SH           SOLE               0       0        9750
American Int'l. Grp.                COM         026874107     845    19529    SH           SOLE               0       0       19529
Amgen, Inc.                         COM         031162100    8059   192880    SH           SOLE               0       0      192880
AT&T                                COM         00206R102     266     6945    SH           SOLE               0       0        6945
BankAmerica                         COM         060505104     529    13946    SH           SOLE               0       0       13946
Berkshire Hathaway Inc.             CL A        084670108     400        3    SH           SOLE               0       0           3
BP Amoco                            SPONS ADR   055622104     645    10635    SH           SOLE               0       0       10635
Capital One Financial Cor           COM         14040H105    6597   134037    SH           SOLE               0       0      134037
Cardinal Health                     COM         14149Y108     529    10074    SH           SOLE               0       0       10074
CDC Corporation Class A             SHS A       G2022L106     159    45000    SH           SOLE               0       0       45000
Cell Genesys Inc.                   COM         150921104     162    69000    SH           SOLE               0       0       69000
ChevronTexaco Corp.                 COM         166764100     216     2535    SH           SOLE               0       0        2535
Cintas Corp.                        COM         172908105     285    10000    SH           SOLE               0       0       10000
Cisco Systems Inc                   COM         17275R102     428    17754    SH           SOLE               0       0       17754
Citigroup                           COM         172967101     219    10224    SH           SOLE               0       0       10224
Coach Inc.                          COM         189754104    7095   235310    SH           SOLE               0       0      235310
Coca Cola                           COM         191216100    1001    16439    SH           SOLE               0       0       16439
Colgate-Palmolive                   COM         194162103     417     5350    SH           SOLE               0       0        5350
Comcast Corp. Class A               CL A        20030N200     216    11400    SH           SOLE               0       0       11400
Comerica Inc.                       COM         200340107     334     9511    SH           SOLE               0       0        9511
ConocoPhilips                       COM         20825C104     546     7167    SH           SOLE               0       0        7167
D.R. Horton Inc                     COM         23331A109     217    13768    SH           SOLE               0       0       13768
Danaher Corp.                       COM         235851102     228     3001    SH           SOLE               0       0        3001
Elan Corp.                          ADR         284131208     209    10000    SH           SOLE               0       0       10000
EMC Corp                            COM         268648102    7966   555478    SH           SOLE               0       0      555478
Emerson                             COM         291011104     626    12158    SH           SOLE               0       0       12158
Entremed                            COM         29382F103      28    41050    SH           SOLE               0       0       41050
Exxon Mobil Corp.                   COM         30231G102     943    11150    SH           SOLE               0       0       11150
Fastenal Co.                        COM         311900104     781    17002    SH           SOLE               0       0       17002
First Financial Bancorp             COM         320209109    5776   429470    SH           SOLE               0       0      429470
Fiserv Inc.                         COM         337738108    2916    60647    SH           SOLE               0       0       60647
Garmin Ltd.                         ORD         G37260109    4254    78760    SH           SOLE               0       0       78760
General Electric                    COM         369604103    2410    65120    SH           SOLE               0       0       65120
Gilead Sciences Inc.                COM         375558103    9680   187850    SH           SOLE               0       0      187850
Global Payments Inc.                COM         37940X102    7767   187797    SH           SOLE               0       0      187797
Home Depot                          COM         437076102     473    16900    SH           SOLE               0       0       16900
Hubbell Inc Class B                 CL B        443510201     336     7690    SH           SOLE               0       0        7690
Intel                               COM         458140100     426    20114    SH           SOLE               0       0       20114
J P Morgan & Co Inc.                COM         46625H100     296     6900    SH           SOLE               0       0        6900
Johnson & Johnson                   COM         478160104     679    10467    SH           SOLE               0       0       10467
Kinetic Concepts Inc.               COM         49460W208    7918   171266    SH           SOLE               0       0      171266
Kraft Food Inc. Class A             CL A        50075N104     206     6643    SH           SOLE               0       0        6643
L-3 Communications Holdings         COM         502424104     224     2050    SH           SOLE               0       0        2050
LJ International Inc.               ORD         G55312105     102    35000    SH           SOLE               0       0       35000
Lowe's Companies, Inc.              COM         548661107    4009   174742    SH           SOLE               0       0      174742

                                    Title of               VALUE    SHRS OR  SH/  PUT/  INVESTMENT   OTHER      VOTING AUTHORITY
Name of Issuer                        Class      CUSIP    (x$1000)  PRN AMT  PRN  CALL  DISCRETION  MANAGERS  SOLE   SHARED   NONE
--------------                        -----      -----    --------  -------  ---  ----  ----------  --------  ----   ------   ----
McDonald's Corporation              COM         580135101    1101    19744    SH           SOLE               0       0       19744
Medtronic Inc.                      COM         585055106     916    18947    SH           SOLE               0       0       18947
Merge Technologies Inc.             COM         589981109      14    24200    SH           SOLE               0       0       24200
Microsoft                           COM         594918104     298    10487    SH           SOLE               0       0       10487
Northern Trust Corp;                COM         665859104     798    12000    SH           SOLE               0       0       12000
O Reilly Automotive Inc.            COM         686091109   10859   380753    SH           SOLE               0       0      380753
Omnicom Group                       COM         681919106     212     4800    SH           SOLE               0       0        4800
Omnivision Technologies             COM         682128103     545    32400    SH           SOLE               0       0       32400
Oracle Corp.                        COM         68389X105     508    25996    SH           SOLE               0       0       25996
PepsiCo. Inc.                       COM         713448108     275     3803    SH           SOLE               0       0        3803
Pharmaceutical Product Development  COM         717124101   12007   286555    SH           SOLE               0       0      286555
Philadelphia Consolidated           COM         717528103    6715   208545    SH           SOLE               0       0      208545
Philip Morris Intl  Inc             COM         718172109     493     9750    SH           SOLE               0       0        9750
Procter & Gamble                    COM         742718109    3285    46883    SH           SOLE               0       0       46883
Roper Industries Inc.               COM         776696106   10595   178239    SH           SOLE               0       0      178239
S&P Depository Receipts             UNIT SER 1  78462F103     297     2248    SH           SOLE               0       0        2248
Sandisk Corp.                       COM         80004C101    3041   134741    SH           SOLE               0       0      134741
SkyWest Inc.                        COM         830879102    4073   192864    SH           SOLE               0       0      192864
StanCorp Financial Group            COM         852891100    9402   197065    SH           SOLE               0       0      197065
Stryker                             COM         863667101    8232   126554    SH           SOLE               0       0      126554
T Rowe Price Group Inc.             COM         74144T108   11108   222166    SH           SOLE               0       0      222166
Teva Pharmaceutical Indus           ADR         881624209     305     6600    SH           SOLE               0       0        6600
United Technologies Corp            COM         913017109     461     6704    SH           SOLE               0       0        6704
UTSTARCOM Inc.                      COM         918076100      70    24600    SH           SOLE               0       0       24600
Waters Corp.                        COM         941848103    7148   128329    SH           SOLE               0       0      128329
Western Union Co.                   COM         959802109     328    15443    SH           SOLE               0       0       15443
Zimmer Holdings Inc.                COM         98956P102    2184    28055    SH           SOLE               0       0       28055